Discontinuued Operations (Details) - Schedule of discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
REVENUE
Installation service	$ 876,972	$ 10,490,191		$ 17,297,212
Fluid equipment sales	3,344,328	8,087,399		7,992,848
Total revenue	4,221,300	18,577,590		25,290,060
COST OF REVENUE
Cost of revenue	(3,439,279)	(12,882,094)		(17,458,252)
Business and sales related taxes	(22,759)	(144,907)		(253,856)
GROSS PROFIT	759,262	5,550,589		7,577,952
OPERATING EXPENSES:
General and administrative expenses	1,226,966	1,484,200		2,127,288
Selling and marketing expenses	161,389	891,632		1,337,321
Bad debt expenses	22,376,509	2,079,837		6,990,348
Research and development expenses		337,480		358,411
Total operating expenses	23,764,864	4,793,149		10,813,368
(LOSS) INCOME FROM OPERATIONS	(23,005,602)	757,440		(3,235,416)
OTHER INCOME (EXPENSES)
Other expenses, net	72,170	1,253,778		(426,585)
Interest (expenses)	(59,517)	(158,119)		(208,306)
(Loss) income from investments	(90,541)	153,554		168,534
Total other (expense), net	(77,888)	1,249,213		(466,357)
(Loss) income (Loss) before income taxes	(23,083,490)	2,006,653		(3,701,773)
Income tax expense (benefit)	23,576	498,330		(651,052)
Net loss from discontinued operations	(23,107,066)	1,508,323		$ (3,050,721)
CURRENT ASSETS:
Cash and cash equivalents		696,157
Restricted cash		934,656
Contracts receivable, net		30,120,533
Accounts receivable, net		1,791,493
Bank acceptance notes receivable		22,660
Inventories		635,989
Other receivables, net		415,496
Prepaid expenses and other current assets		2,368,795
TOTAL CURRENT ASSETS OF DISCONTINUED OPERATIONS		36,985,779	[1]
Property and equipment at cost, net of accumulated depreciation		11,602,316
Intangible asset, net		934,914
Retainage receivables, net		2,408,070
Operating lease right-of-use assets, net		1,412,907
Rent and other deposits		82,517
Equity investments		3,207,644
Deferred tax assets, net		1,988,133
TOTAL NON-CURRENT ASSETS OF DISCONTINUED OPERATIONS		21,636,501
CURRENT LIABILITIES:
Short-term loans		861,846
Bank acceptance notes Payable		929,148
Accounts payable		2,162,016
Accrued expenses and other current liabilities		3,050,980
Operating lease liabilities		50,424
Advances from customers		1,282,276
Taxes payable		10,777,326
Due to Nisun International		9,201,432
TOTAL CURRENT LIABILITIES OF DISCONTINUED OPERATIONS		28,472,022	[1]
Loan payable – long-term		54,726
Operating lease liabilities - non-current		1,401,908
TOTAL NON-CURRENT LIABILITIES OF DISCONTINUED OPERATIONS		$ 1,456,634

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.